Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Assets [abstract]
Schedule related to other current assets

As at	December 31, 2021	December 31, 2020
Derivatives	$1,490	$-
Prepaid expenses	8,060	2,622
Investments in equity securities	416	1,059
Assets held for sale	-	659
Income tax recoverable	1,713	-
Other current assets	$11,679	$4,340